Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Emerging Markets Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 76 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2012 was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 76 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds ("ETFs"), futures and other instruments with similar economic exposures. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund's benchmark index provider in determining whether a country is emerging or developed. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America.

An emerging country issuer is any company that either:
  Has a class of its securities whose principal securities market is in an emerging country;
  Is organized under the laws of, or has a principal office in, an emerging country;
  Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or
  Maintains 50% or more of its assets in one or more emerging countries.
Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund's investments is determined by the Investment Adviser's assessment of a company's upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund's portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund's investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

		The Fund may invest in: (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

The Fund may invest heavily in issuers located in Brazil, Russia, India and China, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these four countries, which may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Liquidity Risk. The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Sector Risk. To the extent the Fund invests a significant amount of its assets in one or more sectors, such as the financial services or telecommunications sectors, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different sectors.

		Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldmansachsfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ‘09 +36.68% Worst Quarter Q4 ‘08 –29.14%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Emerging Markets Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.49%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[4],[5]
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,524
10 Years	rr_ExpenseExampleYear10	2,676
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05	(3.77%)
10 Years	rr_AverageAnnualReturnYear10	13.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.49%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[4],[5]
1 Year	rr_ExpenseExampleYear01	755
3 Years	rr_ExpenseExampleYear03	1,120
5 Years	rr_ExpenseExampleYear05	1,611
10 Years	rr_ExpenseExampleYear10	2,831
1 Year	rr_ExpenseExampleNoRedemptionYear01	255
3 Years	rr_ExpenseExampleNoRedemptionYear03	820
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,831
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	(3.80%)
10 Years	rr_AverageAnnualReturnYear10	13.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.49%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[4],[5]
1 Year	rr_ExpenseExampleYear01	355
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,411
10 Years	rr_ExpenseExampleYear10	3,013
1 Year	rr_ExpenseExampleNoRedemptionYear01	255
3 Years	rr_ExpenseExampleNoRedemptionYear03	820
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,013
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	(3.41%)
10 Years	rr_AverageAnnualReturnYear10	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[4],[5]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	467
5 Years	rr_ExpenseExampleYear05	820
10 Years	rr_ExpenseExampleYear10	1,814
2003	rr_AnnualReturn2003	51.38%
2004	rr_AnnualReturn2004	25.74%
2005	rr_AnnualReturn2005	40.91%
2006	rr_AnnualReturn2006	28.37%
2007	rr_AnnualReturn2007	28.34%
2008	rr_AnnualReturn2008	(54.29%)
2009	rr_AnnualReturn2009	78.07%
2010	rr_AnnualReturn2010	16.59%
2011	rr_AnnualReturn2011	(20.11%)
2012	rr_AnnualReturn2012	17.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	(2.28%)
10 Years	rr_AverageAnnualReturnYear10	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.85%	[4],[5]
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	2,344
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	(2.78%)
10 Years	rr_AverageAnnualReturnYear10	14.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[4],[5]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	1,972
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Goldman Sachs Emerging Markets Equity Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	(4.45%)
10 Years	rr_AverageAnnualReturnYear10	12.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	(3.33%)
10 Years	rr_AverageAnnualReturnYear10	12.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
Goldman Sachs Emerging Markets Equity Fund | MSCI® Emerging Markets (Net, Unhedged, USD) Index (reflects no deduction for fees or expenses) | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 1.02% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Fee Waiver
[5]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect the fee waiver currently in effect.